Financial instruments and risk management (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 5,037,600	$ 5,249,024	$ 4,047,937
Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(4,593,344)	(4,163,443)	(4,095,089)
Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(147,514)	(55,252)	(189,966)
Not later than one year [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	8,379,511	8,083,352	7,524,680
Not later than one year [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	4,593,344	4,163,443	4,095,089
Not later than one year [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	147,514	55,252	189,966
Not later than one year [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		6,821
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	2,757,459	2,752,400	1,444,800
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	735,334	942,651	1,652,725
Not later than one year [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	145,860	162,785	142,100
Later than one year and not later than three years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	314,991	298,457	1,087,271
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	44,014	53,973	950,412
Later than one year and not later than three years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	270,977	244,484	136,859
Later than three years and not later than five years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,580,512	1,703,840	0
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,500,793	1,500,000	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 79,719	$ 203,840	$ 0